Risk/Return Detail Data - FidelitySeriesInternationalIndexFunds-ComboPRO	Jun. 26, 2026 USD ($)
FidelitySeriesInternationalIndexFunds-ComboPRO | Fidelity Series Canada Index Fund | Fidelity Series Canada Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%	[1]
Expenses (as a percentage of Assets)	0.03%
Fee Waiver or Reimbursement	(0.02%)	[2]
Net Expenses (as a percentage of Assets)	0.01%
Expense Example, with Redemption, 1 Year	$ 1
Expense Example, with Redemption, 3 Years	$ 3
FidelitySeriesInternationalIndexFunds-ComboPRO | Fidelity Series Canada Index Fund
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Series Canada Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Series Canada Index Fund seeks to provide investment results that correspond to the total return of Canadian stocks.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2030
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities included in the MSCI Canada Index and in depositary receipts representing securities included in the index. The MSCI Canada Index is a free float-adjusted market capitalization weighted index designed to measure the performance of the large and mid-cap segments of the Canada market. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Primarily using replication; however, the fund may or may not hold all of the securities in the index. Lending securities to broker-dealers or other institutions to earn income.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
FidelitySeriesInternationalIndexFunds-ComboPRO | Fidelity Series Developed Markets ex North America ex Hong Kong Index Fund | Fidelity Series Developed Markets ex North America ex Hong Kong Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%	[3]
Expenses (as a percentage of Assets)	0.19%
Fee Waiver or Reimbursement	(0.18%)	[4]
Net Expenses (as a percentage of Assets)	0.01%
Expense Example, with Redemption, 1 Year	$ 1
Expense Example, with Redemption, 3 Years	$ 3
FidelitySeriesInternationalIndexFunds-ComboPRO | Fidelity Series Developed Markets ex North America ex Hong Kong Index Fund
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Series Developed Markets ex North America ex Hong Kong Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Series Developed Markets ex North America ex Hong Kong Index Fund seeks to provide investment results that correspond to the total return of developed stock markets, excluding Hong Kong.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2030
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities included in the MSCI EAFE ex Hong Kong Index. The MSCI EAFE ex Hong Kong Index is a free-float adjusted market capitalization-weighted index designed to measure the investable equity market performance for global investors in developed markets, excluding the U.S., Canada, & Hong Kong. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Primarily using replication; however, the fund may or may not hold all of the securities in the index. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
FidelitySeriesInternationalIndexFunds-ComboPRO | Fidelity Series Emerging Markets ex China Index Fund | Fidelity Series Emerging Markets ex China Index Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	0.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.61%	[5]
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	(0.60%)	[6]
Net Expenses (as a percentage of Assets)	0.01%
Expense Example, with Redemption, 1 Year	$ 1
Expense Example, with Redemption, 3 Years	$ 3
FidelitySeriesInternationalIndexFunds-ComboPRO | Fidelity Series Emerging Markets ex China Index Fund
Prospectus Line Items
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Series Emerging Markets ex China Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Series Emerging Markets ex China Index Fund seeks to provide investment results that correspond to the total return of emerging stock markets, excluding China.
Expense Heading [Optional Text]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund.
Shareholder Fees Caption [Optional Text]	Shareholder fees
Shareholder Fee, Other	$ 0
Operating Expenses Caption [Optional Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	Feb. 28, 2030
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Other Expenses, New Fund, Based on Estimates [Text]	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities included in the MSCI Emerging Markets ex China Index and in depositary receipts representing securities included in the index. The MSCI Emerging Markets ex China Index is a free-float adjusted market capitalization weighted index designed to measure the performance of large and medium-capitalization companies domiciled in emerging markets countries across the world, excluding China. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Primarily using replication; however, the fund may or may not hold all of the securities in the index. Lending securities to earn income for the fund.
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Document Type	485BPOS
Registrant Name	Fidelity Concord Street Trust

[1]	A Based on estimated amounts for the current fiscal year.
[2]
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, fees and expenses of the Independent Trustees, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.013% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 28, 2030 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[3]	A Based on estimated amounts for the current fiscal year.
[4]
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, fees and expenses of the Independent Trustees, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.013% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 28, 2030 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.

[5]	A Based on estimated amounts for the current fiscal year.
[6]
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, fees and expenses of the Independent Trustees, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of its average net assets, exceed 0.013% (the Expense Cap). If at any time during the current fiscal year expenses for the fund fall below the Expense Cap, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through February 28, 2030 . FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.